Segmentation of key figures (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023
Disclosure of operating segments [line items]
Number of Reportable Segments			2
Innovative Medicines
Disclosure of operating segments [line items]
Number of commercial organizational units			2
Sandoz
Disclosure of operating segments [line items]
Number of Franchises	2	3